SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

19   SHARE-BASED COMPENSATION

Equity Incentive Plans

The Company adopted the 2014 Equity Incentive Plan (“the 2014 Plan”) in July 2014 for the granting of share options to key employees, directors and external consultants in exchange for their services. The total number of shares, which may be issued under the 2014 Plan, is 29,240,000 shares.

The Company adopted the 2016 Equity Incentive Plan (‘‘the 2016 Plan’’) in August 2016 for the granting of share options, stock appreciation rights and other stock-based award (collectively referred to as the ‘‘Awards’’) to key employees and directors. The maximum aggregate number of ordinary shares, which may be subject to Awards under the Plan, is 56,707,560 ordinary shares, provided, however, that the maximum number of unallocated ordinary shares which may be issuable pursuant to Awards are subject to certain automatic approval mechanism up to 3% of total issued and outstanding ordinary shares of the Company, if and whenever the unallocated ordinary shares which may be subject to equity awards under the 2016 Plan accounts for less than 1.5% of the Company’s total issued and outstanding ordinary shares.

A summary of the option activity is as follows:

Weighted
average
		Weighted	grant-date
	Number	average	fair value
	of options	exercise price	per option
		(RMB)	(RMB)
Options outstanding at December 31, 2019 and January 1, 2020	14,629,096	5.4	1.7
Granted	—
Exercised	(14,222,096)	5.5	1.6
Forfeited	—

Options outstanding at December 31, 2020 and January 1, 2021	407,000	5.1	1.6
Granted	—
Exercised	(407,000)	5.1	1.6
Forfeited	—

Options outstanding at December 31, 2021 and 2022	—

Options vested and expected to be vested at December 31, 2022	—

Total intrinsic value of options exercised was RMB633,606, RMB27,775 and nil, respectively, for the years ended December 31, 2020, 2021 and 2022.

Settlement of liability-classified restricted shares award

During the years ended December 31, 2020, 2021 and 2022, the Company issued 190,536, 178,280 and 460,272, respectively, fully vested restricted shares to its directors to settle a portion of their remuneration for services provided by the directors, which had been recorded in general and administrative expenses. The number of restricted shares issued was determined by the fair value of the restricted shares on the date of settlement and the share-settled portion of the liability of RMB10,089, RMB11,147 and RMB13,719 for the years ended December 31, 2020, 2021 and 2022, respectively.

Upon issuance of the shares to settle the obligation, equity is increased by the amount of the liability settled in shares and no additional share-based compensation expense was recorded.

Restricted shares to directors, officers and employees

In August 2020, August 2021 and August 2022, the Company granted non-vested restricted shares of 11,520,312, 11,929,608 and 21,488,048, respectively, to employees, officers and directors. The restricted share awards contained service and market conditions, or service and performance conditions, which are tied to the financial performance of the Company. For restricted shares granted, the value of the restricted shares was determined by the fair value of the restricted shares on the grant date, when all criteria for establishing the grant dates were satisfied. The value of restricted shares subject to service conditions and market conditions attached is recognized as the compensation expense using the graded-vesting method. The value of restricted shares with performance conditions attached is recognized as compensation expense using the graded-vesting method only when the achievement of performance conditions becomes probable. For restricted shares with market conditions, the probability to achieve market conditions is reflected in the grant date fair value.

A summary of the restricted share activity is as follows:

	Number of	Weighted average grant-
	Shares	date fair value per share
		(RMB)
Unvested at January 1, 2020	33,357,296	22.4
Granted	11,710,848	66.7
Vested	(12,684,640)	14.1
Forfeited	(1,364,736)	25.1

Unvested at December 31, 2020 and January 1, 2021	31,018,768	42.4
Granted	12,107,888	31.6
Vested	(12,632,104)	29.3
Forfeited	(1,563,832)	37.7

Unvested at December 31, 2021 and January 1, 2022	28,930,720	43.9
Granted	21,948,320	19.4
Vested	(5,015,992)	43.3
Forfeited	(7,328,536)	32.5

Unvested at December 31, 2022	38,534,512	32.2

The Company recognized share-based compensation expenses of RMB333,686, RMB391,275 and RMB290,815 for the years ended December 31, 2020, 2021 and 2022, respectively, for the restricted share awards. As of December 31, 2022, total unrecognized compensation expense relating to the unvested shares was RMB348,884. The expense is expected to be recognized over a weighted average period of 1.58 years using the graded-vesting attribution method. The Company did not capitalize any of the share-based compensation expenses as part of the cost of any asset for the years ended December 31, 2020, 2021 and 2022.

Total intrinsic value of restricted shares vested was RMB827,396, RMB674,147 and RMB132,123, respectively, for the years ended December 31, 2020, 2021 and 2022. Aggregate intrinsic value of unvested restricted shares as of December 31, 2022 was RMB691,740.

The fair value of the restricted shares granted is estimated on the date of grant using the Monte Carlo simulation model with the following assumptions used.

Grant date:	August 2020	August 2021	August 2022
Risk-free rate of return	0.14% - 0.19%	0.07% - 0.33%	2.82% - 2.98%
Volatility	59.23%	49.271% - 50.295%	53.14% - 54.15%
Expected dividend yield	0.00%	0.00%	0.00%
Share price at grant date	US$10.1475	US$7.45	US$3.3650
	(RMB70.5)	(RMB48.2)	(RMB22.7)
Expected term	1 – 3 years	1 – 3 years	1 – 3 years

(1)	Volatility

Expected volatility is assumed based on the historical volatility of the Company in the period equal to the expected term of each grant.

(2)	Risk-free interest rate

Risk-free rate equal to the United States Government Treasury Yield Rates for a term equal to the remaining expected term.

(3)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the restricted shares.

A summary of share-based compensation expenses for the years ended December 31, 2020, 2021 and 2022 is as follows:

	Years ended December 31,
	2020	2021	2022

Costs of revenue	89,943	110,291	97,055
Selling and marketing expenses	54,204	53,560	41,685
General and administrative expenses	184,943	219,328	146,781
Research and development expenses	4,596	8,096	5,294
Total share-based compensation expenses	333,686	391,275	290,815